Depreciation, amortization, shipping and handling expenses - Summary of Other Operating Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Profit or loss [abstract]
Fair value loss on quoted equity securities	¥ 0	$ 0	¥ 0	¥ 1,196
Impairment loss on investment in joint venture	990	142	0	0
Loss on disposal of property, plant and equipment	0	0	0	4,183
Provision/(reversal) for onerous contract, net	(4,829)	(695)	(8,810)	13,639
Foreign exchange loss, net	555	80	1,739
Unrecoverable value added tax	0	0	11,164
Others	877	127	5,889	2,304
Other operating expenses	¥ (2,407)	$ (346)	¥ 9,982	¥ 21,322